Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated statement of comprehensive income
Loss for the year	€ (335)	€ (1,458)	€ (927)
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans	388	723	613
Income tax related to items that will not be reclassified to profit or loss	(90)	(58)	(269)
Items that may be reclassified subsequently to profit or loss:
Translation differences	401	(1,819)	251
Net investment hedges	(73)	440	(103)
Cash flow and other hedges	(53)	35	14
Financial assets at fair value through other comprehensive income	(45)
Available-for-sale investments		(88)	(75)
Other increase/(decrease), net	1	(1)	(6)
Income tax related to items that may be reclassified subsequently to profit or loss	33	(92)	20
Other comprehensive income/(loss), net of tax	562	(860)	445
Total comprehensive income/(loss) for the year	227	(2,318)	(482)
Attributable to:
Equity holders of the parent	221	(2,304)	(277)
Non-controlling interests	6	(14)	(205)
Total comprehensive income/(loss) for the year	227	(2,318)	(482)
Attributable to equity holders of the parent:
Continuing operations	7	(2,283)	(262)
Discontinued operations	214	(21)	(15)
Total attributable to equity holders of the parent	221	(2,304)	(277)
Attributable to non-controlling interests:
Continuing operations	6	(14)	(205)
Total attributable to non-controlling interests	€ 6	€ (14)	€ (205)